Average Annual Total Returns - NVIT Blueprint Conservative Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Conservative Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	7.69%	5.33%	4.33%	7.59%	5.23%	4.24%	9.72%	6.19%	4.79%